SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Consulting fees		$ 58,762
Depreciation Using Declining Balance Method Furniture Fixtures Exploration Equipment	20.00%
Depreciation Using Declining Balance Method Computer Equipment	30.00%
Property, Plant and Equipment, Useful Life	10 years
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	22,686,706